Revenue	9 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenue	REVENUE
Contract assets arise when we render services in advance of receiving payment from our customers. Contract liabilities arise when the customer makes payments in advance of receiving the services. Changes in our contract balances during the period are as follows:

(in thousands of $)	Contract assets (1)	Contract liabilities (2)(3)
Opening balance on January 1, 2022	21,778	(18,736)
Payments received for services billed in prior period	(21,769)	—
Services provided and billed in current period	177,827	—
Payments received for services billed in current period	(159,542)	—
Amortization of deferred commissioning period revenue	—	3,081
Services payments received during the period (3)	—	(7,440)
Services revenue recognized during the period (3)	—	5,144
Closing balance on September 30, 2022	18,294	(17,951)
(1) Relates to management fee revenue and liquefaction services revenue, see a) and b) below.

(2) Relates to liquefaction services revenue, see b) below and services revenue.

(3) In August 2022, we entered into a Development Agreement with Snam to provide drydocking, site commissioning and hook-up services for the Golar Tundra (the “Development Agreement”), which it acquired from us in May 2022 (note 11.2). The Development Agreement includes contractual fixed payments (recognized over the period of time that we provide the services to Snam, a period of less than one year) and liquidated damages (in the event that we do not deliver the commissioned vessel on a contracted date) which we do not expect to be payable as of September 30, 2022 and the transaction price has not been adjusted. As of September 30, 2022, we recognized services revenue and a contract liability of $5.1 million and $2.3 million (note 19), respectively. The remaining unsatisfied services revenue performance obligation of $16.1 million is expected to be recognized within a year.
a) Management fee revenue:

The total contract asset balance above includes $0.5 million which is included in balance sheet line item “Amounts due from related parties” as of September 30, 2022.

Refer to note 21 for further details of our management fee revenue and contract terms.

b) Liquefaction services revenue:

	Nine months ended September 30,
(in thousands of $)	2022	2021
Base tolling fee (1)	153,376	153,376
Amortization of deferred commissioning period revenue billing (2)	3,081	3,081
Amortization of Day 1 gains (3)	19,442	7,264
Overproduction revenue (4)	—	1,313
Incremental base tolling fee (5)	3,750	—
Other (6)	(1,335)	(420)
Total	178,314	164,614
(1) The LTA bills at a base rate in periods when the oil price is $60 or less per barrel (included in “Liquefaction services revenue” in the unaudited consolidated statements of operations), and at an increased rate when the oil price is greater than $60 per barrel (recognized as a derivative and included in “Realized and unrealized gain/(loss) on oil and gas derivative instruments” in the unaudited consolidated statements of operations, excluded from revenue).

(2) Customer billing during the commissioning period, prior to vessel acceptance and commencement of the contract term, of $33.8 million is considered an upfront payment for services. These amounts billed are deferred (included in “Other current liabilities” and “Other non-current liabilities” in the unaudited consolidated balance sheets) and recognized as part of “Liquefaction services revenue” in the consolidated statements of operations evenly over the contract term.

(3) Day 1 gain consists of the Brent crude oil price linked derivative initially recognized in December 2017 for $79.6 million (recognized in “Other current liabilities” and “Other non-current liabilities” in the unaudited consolidated balance sheets). This amount is amortized and recognized as part of “Liquefaction services revenue” in the unaudited consolidated statements of operations evenly over the contract term.

The Dutch Title Transfer Facility (“TTF”) gas price derivative initially recognized in July 2021 for $28.3 million (recognized in “Other current liabilities” and “Other non-current liabilities” in the consolidated balance sheets). This amount is amortized and recognized as part of “Liquefaction services revenue” in the unaudited consolidated statements of operations evenly over the contract term.

(4) In 2021, we entered into Amendment 2 to the LTA with our customer, who agreed to compensate us for production in excess of contracted annual base capacity, commencing with contract year 2019.

(5) In 2021, we entered into Amendment 3 to the LTA with our customer, which included an increase in the utilization of Hilli (“the Hilli Extended Capacity Agreement”). Commencing in January 2022, the annual capacity utilization of Hilli increased by 0.2 million tons of LNG, bringing total utilization in 2022 to 1.4 million tons (“2022 Incremental Capacity”). The tolling fee for the 2022 Incremental Capacity is linked to TTF and the Euro/USD foreign exchange movements (note 7).

(6) “Other” consists of the unwinding of liquidated damages recognized in 2018 of $0.4 million (2021: $0.4 million) and accrued demurrage cost of $0.9 million (2021: nil). Liquidated damages prior to the commencement of the contract term of $4.6 million was recognized in “Other non-current liabilities” in the consolidated balance sheets and is released evenly over the contract term.